Income Taxes (Misc) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Miscellaneous Income Tax Information [Line Items]
Unrecognized Tax Benefits, Income Tax Penalties and Interest Expense	$ 0	$ 0
Unrecognized Tax Benefits, Income Tax Penalties and Interest Accrued	0	0
Unutilized Tax Losses	146,621,000	148,042,000
Foreign tax credits available for carryforward	14,567,000	14,567,000
Foreign Tax Credit Carryforward, Valuation Allowance	$ 14,567,000	14,567,000
Other Information Pertaining To Income Taxes	In connection with the sale of the Company’s Long Island, New York operations on February 28, 2015, it anticipated claiming a worthless stock deduction which would give rise to an ordinary loss on the 2015 U.S. federal income tax return. The Company has since determined that it does not meet the conditions necessary to claim a worthless stock deduction and any and all resulting losses are on account of equity and characterized as a capital loss. At this time, the Company is evaluating its filing position and the computation of such loss. Before the filing of the U.S. federal income tax return, the Company will assess its options to maximize the use of any capital loss available. Currently, the Company does not anticipate any financial statement benefit for such loss. The Company estimates such loss to be between $60,000 and $70,000.
Minimum [Member]
Miscellaneous Income Tax Information [Line Items]
Unutilized Loss Carryforwards, Expiration Dates	2021
Foreign Tax Credit Carryforwards, Expiration Dates	2018
Maximum [Member]
Miscellaneous Income Tax Information [Line Items]
Unutilized Loss Carryforwards, Expiration Dates	2034
Foreign Tax Credit Carryforwards, Expiration Dates	2019
North | Minimum [Member]
Miscellaneous Income Tax Information [Line Items]
Tax Years Open to Audit	2010
North | Maximum [Member]
Miscellaneous Income Tax Information [Line Items]
Tax Years Open to Audit	2015
UNITED STATES
Miscellaneous Income Tax Information [Line Items]
Unutilized Tax Losses	$ 57,417,000	62,261,000
Unutilized Loss Carryforwards, Valuation Allowance	$ 2,117,000	$ 1,667,000
UNITED STATES | Minimum [Member]
Miscellaneous Income Tax Information [Line Items]
Tax Years Open to Audit	2008
UNITED STATES | Maximum [Member]
Miscellaneous Income Tax Information [Line Items]
Tax Years Open to Audit	2015